S000001470 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	1.25%	(0.33%)	1.35%
Bloomberg MBS Index (Reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		1.20%	(0.74%)	0.91%
BATS SERIES M
Prospectus [Line Items]
Average Annual Return, Percent		2.13%	(0.20%)	1.33%
BATS SERIES M | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		0.32%	(1.50%)	(0.03%)
BATS SERIES M | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		1.25%	(0.69%)	0.43%

[1]	The Fund has added this broad-based index in response to new regulatory requirements.